Huber Mid Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Asset Management - 3.1%
Virtus Investment Partners, Inc.	1,909	$369,029

Automotive - 0.8%
Goodyear Tire & Rubber Co. (a)	10,000	102,800

Banking - 21.4%
Citigroup, Inc.	6,300	590,310
First Citizens BancShares, Inc. - Class A	350	698,166
First Horizon Corp.	21,417	467,105
Regions Financial Corp.	8,000	202,640
South State Corp.	2,052	193,237
Truist Financial Corp.	10,000	437,100
		2,588,558

Biotech & Pharmaceuticals - 2.9%
GSK PLC - ADR	9,300	345,495

Consumer Services - 4.4%
Upbound Group, Inc.	25,500	526,192

Cosmetics/Personal Care - 1.1%
Kenvue, Inc.	6,200	132,928

Diversified Financial Services - 1.2%
Jefferies Financial Group, Inc.	2,500	144,150

Electric - 1.0%
Vistra Corp.	600	125,124

Electric Utilities - 0.6%
Entergy Corp.	800	72,344

Food - 1.7%
Conagra Brands, Inc.	700	12,782
J M Smucker Co.	1,700	182,478
Lamb Weston Holdings, Inc.	266	15,181
		210,441

Gas & Water Utilities - 0.5%
National Fuel Gas Co.	700	60,753

Health Care Facilities & Services - 3.3%
Tenet Healthcare Corp. (a)	2,500	403,200

Healthcare-Services - 0.3%
Concentra Group Holdings Parent, Inc.	1,775	35,447

Industrial Support Services - 3.6%
United Rentals, Inc.	500	441,470

Insurance - 1.4%
CNO Financial Group, Inc.	4,510	166,148

Internet - 6.9%
F5 Networks, Inc. (a)	1,800	564,156
VeriSign, Inc.	1,000	268,870
		833,026

Internet Media & Services - 1.2%
Lyft, Inc. - Class A (a)	10,193	143,314

Oil & Gas Producers - 12.6%
Cheniere Energy, Inc.	1,200	283,056
Golar LNG Ltd.	27,339	1,125,273
W&T Offshore, Inc.	61,300	108,501
		1,516,830

Oil & Gas Services & Equipment - 4.8%
TETRA Technologies, Inc. (a)	142,924	585,988

Packaging & Containers - 4.2%
O-I Glass, Inc. (a)	38,600	502,186

Retail - 2.8%
Dollar General Corp.	3,200	335,680

Specialty Finance - 5.1%
Enova International, Inc. (a)	5,904	617,322

Technology Services - 6.8%
KBR, Inc.	15,894	742,886
Science Applications International Corp.	700	78,036
		820,922

Transportation & Logistics - 3.9%
FedEx Corp.	2,100	469,329

Transportation Equipment - 1.8%
General Motors Co.	4,000	213,360
TOTAL COMMON STOCKS (Cost $7,093,433)		11,762,036

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%	Shares	Value
REITS - 0.5%
Granite Real Estate Investment Trust	1,100	58,058
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $29,536)		58,058

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.23% (b)	127,225	127,225
First American Treasury Obligations Fund - Class X, 4.26% (b)	127,226	127,226
TOTAL SHORT-TERM INVESTMENTS (Cost $254,451)		254,451

TOTAL INVESTMENTS - 100.0% (Cost $7,377,420)		12,074,545
Other Assets in Excess of Liabilities - 0.0% (c)		3,230
TOTAL NET ASSETS - 100.0%		$12,077,775
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Huber Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,762,036	$–	$–	$11,762,036
Real Estate Investment Trusts - Common	58,058	–	–	58,058
Money Market Funds	254,451	–	–	254,451
Total Investments	$12,074,545	$–	$–	$12,074,545